Nature of Business and Basis of Presentation - Additional Information (Detail)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Description Of Business And Basis Of Presentation [Line Items]
Reporting period description	For fiscal years in which there are 53 weeks, the first quarter reporting period includes 14 weeks.
Number of weeks in period	52 weeks	52 weeks	52 weeks
Nitronex LLC [Member]
Description Of Business And Basis Of Presentation [Line Items]
Date of acquisition	Feb. 13, 2014